Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Software	$ 979,391	$ 1,021,673
Less: accumulated amortization	(836,021)	(809,228)
Intangible assets, net	$ 143,370	$ 212,445